Redeemable non-controlling interest - Reconciliation (Details) - USD ($)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of year		$ 0	$ 2,596,000
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest		0	0	$ 1,237,000
Other comprehensive loss attributable to redeemable non-controlling interest		0	131,000
Additional paid-in-capital adjustments:
Adjustment to redemption value		0	473,000	1,355,000
Redemption of non-controlling interest	$ (3,200,000)	0	(3,200,000)
Balance, end of year		$ 0	$ 0	$ 2,596,000